Schedule of Investments (unaudited) March 31, 2019	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 0.0%

Interest Only Asset-Backed Securities — 0.0%
Small Business Administration Participation Certificates, Series 2000-1, 1.00%, 03/15/21(a)(b)	$113	$988
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(a)(c)	1,030	47,973
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 04/15/29(a)(b)	1,418	58,053

Total Asset-Backed Securities — 0.0% (Cost — $342,245)		107,014

Non-Agency Mortgage-Backed Securities — 5.1%

Collateralized Mortgage Obligations — 3.6%
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	54	53,358
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, (1 mo. LIBOR + 16.62%), 12.01%, 08/25/23(d)	24	25,461
Seasoned Credit Risk Transfer Trust, Class MA:
Series 2018-2, 3.50%, 11/25/57	1,616	1,638,484
Series 2018-3, 3.50%, 08/25/57	2,221	2,250,633
Series 2018-4, 3.50%, 03/25/58	7,710	7,834,007
Series 2019-1, 3.50%, 07/25/58	2,479	2,509,321
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 4.26%, 08/25/34(b)	487	476,212

		14,787,476

Commercial Mortgage-Backed Securities — 1.4%
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.02%, 03/15/52	374	396,922
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.57%, 11/15/51(b)	2,399	104,278
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	1,170	1,232,299
Series 2019-C15, Class A4, 4.05%, 03/15/52	1,575	1,665,312
FRESB Mortgage Trust, Series 2019-SB60, Class A10F, 3.31%, 01/25/29(b)	1,537	1,560,739
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.44%, 06/15/35(b)(c)	310	306,938
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, 0.76%, 05/15/51(b)	5,097	277,607

		5,544,095

Security	Par (000)	Value

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	$296	$67,128
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37	32,910	329
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 05/15/29(b)	16,520	17

		67,474

Principal Only Collateralized Mortgage Obligations — 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, 0.00%, 09/25/23(e)	14	13,175
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36(e)	220	188,055
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35(e)	94	69,888

		271,118

Total Non-Agency Mortgage-Backed Securities — 5.1% (Cost — $20,397,337)		20,670,163

U.S. Government Sponsored Agency Securities — 140.8%

Agency Obligations — 2.6%
Federal Housing Administration(a):
USGI Projects, Series 99, 7.43%, 06/01/21 - 10/01/23	1,323	1,262,009
Merrill Lynch Projects, Series 54, 7.43%, 05/15/23	1	—
Residual Funding Corp., 0.00%, 04/15/30(e)	13,000	9,455,549

		10,717,558

Collateralized Mortgage Obligations — 69.6%
Fannie Mae Mortgage-Backed Securities:
Series 2017-76, Class PB, 3.00%, 10/25/57	3,415	3,193,994
Series 4830, Class AV, 4.00%, 10/15/33	1,069	1,151,825
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060	3,267,419
Series 2011-8, Class ZA, 4.00%, 02/25/41	6,099	6,324,301

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (continued):
Series 2011-117, Class CP, 4.00%, 11/25/41	$14,350		$15,339,762
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639		1,781,162
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000		7,548,218
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001		2,178,426
Series 2018-32, Class PS, 4.33%, 05/25/48(b)	8,599		9,056,149
Series 2010-134, Class DB, 4.50%, 12/25/40	7,000		7,736,980
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		47,311,619
Series 2010-47, Class JB, 5.00%, 05/25/30	6,693		7,099,161
Series 2003-135, Class PB, 6.00%, 01/25/34	3,647		3,744,063
Series 2004-31, Class ZG, 7.50%, 05/25/34	4,705		5,609,237
Series 2004-84, Class SD, (1 mo. LIBOR + 12.75%), 8.52%, 04/25/34(d)	2,113		2,345,795
Series 1993-247, Class SN, (11th District Cost of Funds + 63.85%), 10.00%, 12/25/23(d)	54		60,941
Series 2005-73, Class DS, (1 mo. LIBOR + 17.55%), 11.09%, 08/25/35(d)	170		193,104
Series 1991-87, Class S, (1 mo. LIBOR + 26.68%), 20.10%, 08/25/21(d)	2		2,377
Series G-49, Class S, (1 mo. LIBOR + 1034.80%), 776.31%, 12/25/21(d)	—	(f)	4
Series G-07, Class S, (1 mo. LIBOR + 1144.57%), 864.22%, 03/25/21(d)	—	(f)	30
Freddie Mac Mortgage-Backed Securities:
Series 4384, Class LB, 3.50%, 08/15/43	5,100		5,236,725
Series 4748, Class BM, 3.50%, 11/15/47	3,351		3,437,709
Series 3745, Class ZA, 4.00%, 10/15/40	1,218		1,296,634
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,134,059

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities (continued):
Series 3780, Class ZA, 4.00%, 12/15/40	$2,298	$2,434,349
Series 4269, Class PM, 4.00%, 08/15/41	8,884	9,721,194
Series 4016, Class BX, 4.00%, 09/15/41	15,408	16,617,573
Series 3960, Class PL, 4.00%, 11/15/41	2,859	3,039,842
Series 4299, Class JY, 4.00%, 01/15/44	1,000	1,070,917
Series 3688, Class PB, 4.50%, 08/15/32	4,296	4,330,767
Series 2731, Class ZA, 4.50%, 01/15/34	3,656	3,848,804
Series 4316, Class VB, 4.50%, 03/15/34	10,787	11,364,956
Series 4615, Class LB, 4.50%, 09/15/41	8,000	8,916,198
Series 3963, Class JB, 4.50%, 11/15/41	800	890,974
Series 4774, Class L, 4.50%, 03/15/48	10,000	10,910,605
Series 3856, Class PB, 5.00%, 05/15/41	10,000	10,939,785
Series 2927, Class BZ, 5.50%, 02/15/35	4,494	4,953,461
Series 2542, Class UC, 6.00%, 12/15/22	762	779,177
Series 0040, Class K, 6.50%, 08/17/24	53	57,852
Series 2218, Class Z, 8.50%, 03/15/30	1,232	1,409,577
Series 1160, Class F, (1 mo. LIBOR + 40.16%), 29.61%, 10/15/21(d)	2	2,220
Ginnie Mae Mortgage-Backed Securities:
Series 2010-099, Class JM, 3.75%, 12/20/38	5,972	5,983,314
Series 2010-112, Class TL, 4.00%, 01/20/39	6,307	6,344,278
Series 2011-80, Class PB, 4.00%, 10/20/39	6,323	6,406,964
Series 2012-16, Class HJ, 4.00%, 09/20/40	10,000	10,446,429
Series 2011-88, Class PY, 4.00%, 06/20/41	15,402	15,929,412
Series 2015-96, Class ZM, 4.00%, 07/20/45	7,267	7,979,056
Series 2004-89, Class PE, 6.00%, 10/20/34	8	8,436

		280,435,834

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 1.4%
Fannie Mae Mortgage-Backed Securities, Series 2015-M1, Class X2, 0.54%, 09/25/24(b)	$37,392	$904,711
Freddie Mac Mortgage-Backed Securities, Class A2:
Series K087, 3.77%, 12/25/28	1,172	1,247,507
Series K079, 3.93%, 06/25/28	635	684,384
Ginnie Mae Mortgage-Backed Securities, Class IO(b):
Series 2017-64, 0.72%, 11/16/57	3,395	219,974
Series 2016-119, 1.12%, 04/16/58	19,757	1,642,333
Series 2016-113, 1.18%, 02/16/58	10,041	916,269

		5,615,178

Interest Only Collateralized Mortgage Obligations — 11.0%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, (1 mo. LIBOR + 9.20%), 1.20%, 04/25/23(d)	42	729
Series G92-60, Class SB, (11th District Cost of Funds + 9.35%), 1.60%, 10/25/22(d)	20	406
Series 2013-10, Class PI, 3.00%, 02/25/43	10,412	986,920
Series 2018-21, Class IO, 3.00%, 04/25/48	20,535	3,323,943
Series 2011-134, Class ST, (1 mo. LIBOR + 6.00%), 3.51%, 12/25/41(d)	10,470	1,636,344
Series 2016-81, Class CS, (1 mo. LIBOR + 6.10%), 3.61%, 11/25/46(d)	8,030	1,125,421
Series 2017-70, Class SA, 3.66%, 09/25/47(b)	42,112	7,583,735
Series 2015-66, Class AS, (1 mo. LIBOR + 6.25%), 3.76%, 09/25/45(d)	46,785	6,742,869
Series 2011-100, Class S, (1 mo. LIBOR + 6.45%), 3.96%, 10/25/41(d)	2,461	357,132
Series 2012-96, Class DI, 4.00%, 02/25/27	1,984	122,795
Series 2013-45, Class EI, 4.00%, 04/25/43	4,676	823,747

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (continued):
Series 2006-36, Class PS, (1 mo. LIBOR + 6.60%), 4.11%, 05/25/36(d)	$4,826		$877,798
Series 2011-124, Class GS, (1 mo. LIBOR + 6.70%), 4.21%, 03/25/37(d)	2,329		64,081
Series 2010-74, Class DI, 5.00%, 12/25/39	1,167		29,616
Series 1997-90, Class M, 6.00%, 01/25/28	736		70,607
Series 1999-W4, Class IO, 6.50%, 12/25/28	77		6,535
Series G92-05, Class H, 9.00%, 01/25/22	—	(f)	8
Series 094, Class 2, 9.50%, 08/25/21	—	(f)	15
Series 1990-136, Class S, (1 mo. LIBOR + 17.60%), 17.60%, 11/25/20(d)	—	(f)	1
Freddie Mac Mortgage-Backed Securities:
Series 2559, Class IO, 0.50%, 08/15/30(b)	8		13
Series 3923, Class SD, (1 mo. LIBOR + 6.00%), 3.52%, 09/15/41(d)	42,574		6,714,870
Series 3954, Class SL, (1 mo. LIBOR + 6.00%), 3.52%, 11/15/41(d)	23,763		3,889,189
Series 4611, Class BS, (1 mo. LIBOR + 6.10%), 3.62%, 06/15/41(d)	18,376		2,687,751
Series 3745, Class IN, 4.00%, 01/15/35	452		458
Series 3744, Class PI, 4.00%, 06/15/39	5,882		608,200
Series 3796, Class WS, (1 mo. LIBOR + 6.55%), 4.07%, 02/15/40(d)	3,829		325,919
Series 4026, Class IO, 4.50%, 04/15/32	1,727		216,123
Series 1043, Class H, (1 mo. LIBOR + 45.00%), 33.82%, 02/15/21(d)	1		1
Ginnie Mae Mortgage-Backed Securities:
Series 2013-63, Class IO, 0.79%, 09/16/51(b)	12,081		635,541
Series 2014-169, Class IO, 0.83%, 10/16/56(b)	31,635		1,543,452

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae Mortgage-Backed Securities (continued):
Series 2012-97, Class JS, (1 mo. LIBOR + 6.25%), 3.77%, 08/16/42(d)	$13,584		$1,660,611
Series 2009-116, Class KS, (1 mo. LIBOR + 6.47%), 3.99%, 12/16/39(d)	837		113,332
Series 2011-52, Class MJ, (1 mo. LIBOR + 6.65%), 4.16%, 04/20/41(d)	6,660		924,218
Series 2011-52, Class NS, (1 mo. LIBOR + 6.67%), 4.19%, 04/16/41(d)	7,929		1,272,068

			44,344,448

Mortgage-Backed Securities — 56.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 04/01/34(g)	180		178,926
3.50%, 04/01/49(g)	764		774,355
4.00%, 01/01/41 - 01/01/57(h)	107,497		111,433,272
4.50%, 08/01/25 - 09/01/41(h)	38,749		41,111,550
5.00%, 04/10/19 - 04/01/49(g)(h)	40,756		43,541,060
5.50%, 01/01/21 - 10/01/39(h)	8,369		9,196,097
6.50%, 12/01/37 - 10/01/39(h)	3,007		3,421,963
7.50%, 02/01/22	—	(f)	1
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 3.19%, 01/25/28(b)	485		496,023
5.00%, 02/01/22 - 04/01/22	53		54,812
5.50%, 01/01/39(h)	11,523		12,664,836
9.00%, 09/01/20	—	(f)	370
Ginnie Mae Mortgage-Backed Securities:
5.00%, 10/20/39(h)	2,912		3,114,618
7.50%, 01/15/23 - 11/15/23	36		35,915
8.00%, 10/15/22 - 08/15/27	20		21,180
9.00%, 04/15/20 - 09/15/21	—	(f)	762

			226,045,740

Principal Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities(e):
Series 1991-7, Class J, 0.00%, 02/25/21	—	(f)	366
Series G93-2, Class KB, 0.00%, 01/25/23	25		23,605
Series 1993-51, Class E, 0.00%, 02/25/23	8		7,662
Series 203, Class 1, 0.00%, 02/25/23	2		2,341

Security	Par (000)	Value

Principal Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities(e) (continued):
Series 1993-70, Class A, 0.00%, 05/25/23	$1	$1,364
Series 0228, Class 1, 0.00%, 06/25/23	2	2,012
Series 1999-W4, Class PO, 0.00%, 02/25/29	37	34,263
Series 2002-13, Class PR, 0.00%, 03/25/32	64	57,172
Freddie Mac Mortgage-Backed Securities(e):
Series 1418, Class M, 0.00%, 11/15/22	8	7,698
Series 1571, Class G, 0.00%, 08/15/23	68	64,664
Series 1691, Class B, 0.00%, 03/15/24	145	136,065
Series T-8, Class A10, 0.00%, 11/15/28	5	4,870

		342,082

Total U.S. Government Sponsored Agency Securities — 140.8% (Cost — $585,159,835)		567,500,840

Total Long-Term Investments — 145.9% (Cost — $605,899,417)		588,278,017

	Shares

Short-Term Securities — 0.9%

Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37% (k)(l)	2,666,087	2,666,087

Total Money Market Funds — 0.7% (Cost — $2,666,087)		2,666,087

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Borrowed Bond Agreement (i)(j) — 0.2%
Credit Suisse Securities (USA) LLC, 2.38%, 12/31/49 (Purchased on 8/7/18 to be repurchased at $871,150. Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $912,451, respectively)	$871	$871,150

Total Borrowed Bond Agreement — 0.2% (Cost — $871,150)		871,150

Total Short-Term Securities — 0.9% (Cost — $3,537,237)		3,537,237

Total Investments Before Borrowed Bonds and TBA Sale Commitments — 146.8% (Cost — $609,436,654)		591,815,254

Security	Par (000)	Value

Borrowed Bonds
U.S. Treasury Bonds, 2.75%, 11/15/42	$(917)	$(912,451)

Total Borrowed Bonds — (0.2)% (Proceeds — $842,347)		(912,451)

TBA Sale Commitments — (11.9%)

Mortgage-Backed Securities — (11.9%)
Fannie Mae Mortgage-Backed Securities(g):
3.00%, 04/10/49	26,827	(26,711,544)
4.00%, 04/10/49	20,500	(21,086,343)

Total TBA Sale Commitments — (11.9)% (Proceeds — $47,192,306)		(47,797,887)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 134.7% (Cost — $561,402,001)		543,104,916

Liabilities in Excess of Other Assets — (34.7)%		(139,967,690)

Net Assets — 100.0%		$403,137,226

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Zero-coupon bond.
(f)	Amount is less than $500.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(j)	The amount to be repurchased assumes the maturity will be the day after the period end.
(k)	Annualized 7-day yield as of period end.
(l)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	6,469,268	(3,803,181)	2,666,087	$2,666,087	$40,939	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Income Trust, Inc. (BKT)

Portfolio Abbreviations

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

IO — Interest Only

OTC — Over-the-Counter

PO — Principal Only

USD — U.S. Dollar

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities (USA), Inc.	2.70%	03/11/19	4/10/19	$4,433,000	$4,439,317	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	18,487,000	18,513,344	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	17,918,000	17,943,533	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	7,761,000	7,772,059	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	2,600,000	2,603,705	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	12,043,000	12,060,161	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	6,559,000	6,568,347	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	4,602,000	4,608,558	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	6,056,000	6,064,630	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	2,476,000	2,479,528	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	7,717,000	7,727,997	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	3,508,000	3,512,999	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	2,997,000	3,001,271	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	2,637,000	2,640,758	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	43,986,000	44,050,702	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	3,515,000	3,520,009	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	5,794,000	5,802,256	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	5,842,000	5,850,325	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	13,137,000	13,155,720	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.70	03/11/19	4/10/19	9,606,000	9,619,689	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.80	03/22/19	4/10/19	2,008,869	2,010,431	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.80	03/22/19	4/10/19	1,841,271	1,842,704	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.80	03/22/19	4/10/19	1,844,644	1,846,079	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.80	03/22/19	4/10/19	1,732,947	1,734,294	U.S. Government Sponsored Agency Securities	Up to 30 Days

				$189,101,731	$189,368,416

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year U.S. Treasury Note	132	06/19/19	$16,397	$218,004

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Income Trust, Inc. (BKT)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
90-Day Euro-Dollar	63	06/17/19	$15,349	$(2,618)
10-Year U.S. Ultra Long Treasury	245	06/19/19	32,531	(609,498)
Long U.S. Treasury Bond	317	06/19/19	47,441	(1,414,042)
5-Year U.S. Treasury Note	926	06/28/19	107,257	(920,661)
90-Day Euro-Dollar	53	09/16/19	12,924	(41,005)
90-Day Euro-Dollar	48	12/16/19	11,708	(57,607)
90-Day Euro Future	40	03/16/20	9,769	(68,114)
90-Day Euro-Dollar	93	06/15/20	22,733	(182,632)
90-Day Euro Future	93	09/14/20	22,748	(227,969)

				(3,524,146)

				$(3,306,142)

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust					Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date
3-Month LIBOR, 2.60%	Quarterly	3.43%	Semi-Annual	JPMorgan Chase Bank N.A.	N/A	03/28/21	USD	6,000	$121,019	$(57,806)	$178,825
3-Month LIBOR, 2.60%	Quarterly	5.41%	Semi-Annual	JPMorgan Chase Bank N.A.	N/A	08/15/22	USD	9,565	998,502	—	998,502

									$1,119,521	$(57,806)	$1,177,327

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$—	$107,014	$107,014
Non-Agency Mortgage-Backed Securities	—	20,670,163	—	20,670,163
U.S. Government Sponsored Agency Securities	—	566,238,831	1,262,009	567,500,840
Short-Term Securities:
Money Market Funds	2,666,087	—	—	2,666,087
Borrowed Bond Agreement	—	871,150	—	871,150
Liabilities:
Investments:
Borrowed Bonds	—	(912,451)	—	(912,451)
TBA Sale Commitments	—	(47,797,887)	—	(47,797,887)

	$2,666,087	$539,069,806	$1,369,023	$543,104,916

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$218,004	$1,177,327	$—	$1,395,331
Liabilities:
Interest rate contracts	(3,524,146)	—	—	(3,524,146)

	$(3,306,142)	$1,177,327	$—	$(2,128,815)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $189,368,416 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2019 there were no transfers between levels.

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